Commitments And Contingent Liabilities - Additional Information (Detail) - Jan. 01, 2023 - Israel Tax Authority [Member] - Subsequent Event [Member] ₪ in Millions, $ in Millions	ILS (₪)	USD ($)	USD ($)
Tax Year 2016 Through 2019 [Member]
Loss Contingencies [Line Items]
Additional payment of income tax	₪ 428		$ 122
payment related to timing differences	418	$ 119
Tax Year 2020 [Member]
Loss Contingencies [Line Items]
Additional payment of income tax	₪ 74		$ 21
Year under Income Tax Examination	2020	2020
payment related to timing differences	₪ 94	$ 27